Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Additional Information (Details) $ in Thousands			6 Months Ended		12 Months Ended
	Apr. 22, 2022 EUR (€)	Apr. 22, 2022 USD ($)	Jun. 30, 2022 EUR (€) employee shares	Jun. 30, 2021 EUR (€) employee	Jun. 30, 2022 EUR (€) shares	Apr. 22, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Disposal of property, plant and equipment			€ 37,630,000	€ 0
Property, plant and equipment			(1,014,000)		€ (1,014,000)		€ (18,960,000)
Right of use			€ (2,641,000)		€ (2,641,000)		€ (6,869,000)
Outstanding equity instruments (in shares) | shares			2,220,859		2,220,859
Research and development expenses
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Decrease in services subcontracting and fees					€ 5,798,000
Decrease in contract research organization					2,995,000
Decrease in hospital costs					€ 1,752,000
Depreciation, amortization & provision			€ 5,312,000	€ 2,160,000
Average number of employees | employee			117	155
General and administrative expenses
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Depreciation, amortization & provision			€ 837,000	€ 333,000
Average number of employees | employee			32	41
General and administrative expenses | Bioserra offices
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Depreciation, amortization & provision			€ 504,000
Cell therapy manufacturing facility to Catalent
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Disposal of property, plant and equipment	€ 40,676,000	$ 44,500
Property, plant and equipment	(15,677,000)					$ (17,150)
Right of use	(3,022,000)					(3,307)
Rental debt cancelled	5,437,000					5,949
Transaction costs	€ (3,046,000)					$ (3,333)